12. Financial Instruments and Risks: Schedule of Changes in Level 3 Items (Details)	12 Months Ended
Jul. 31, 2019 CAD ($)
Convertible debenture receivable
Assets, Changes in Level 3 items, Starting Balance	$ 0
Assets, Changes in Level 3 items - Additions	17,492,303
Assets, Changes in Level 3 items - Conversion of debenture	(3,365,556)
Assets, Changes in Level 3 items - Unrealized loss on changes in fair value	0
Assets, Changes in Level 3 items - Realized gain on changes in fair value	865,790
Assets, Changes in Level 3 items - Foreign exchange	7,463
Assets, Changes in Level 3 items, Ending Balance	15,000,000
Investments in warrants
Assets, Changes in Level 3 items, Starting Balance	0
Assets, Changes in Level 3 items - Additions	536,697
Assets, Changes in Level 3 items - Conversion of debenture	0
Assets, Changes in Level 3 items - Unrealized loss on changes in fair value	(451,970)
Assets, Changes in Level 3 items - Foreign exchange	(2,666)
Assets, Changes in Level 3 items, Ending Balance	$ 82,061